Employee Benefits - Expected Future Benefit Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2015	$ 177
2016	188
2017	197
2018	207
2019	214
2020 - 2024	1,259
Postretirement Welfare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2015	14
2016	13
2017	12
2018	12
2019	11
2020 - 2024	44
Medicare Part D Subsidy [Member]
Defined Benefit Plan Disclosure [Line Items]
2015	2
2016	2
2017	2
2018	2
2019	2
2020 - 2024	$ 9